INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS, NET [Abstract]
Summary of Intangible assets
	As of December 31,
	2014	2015
	RMB	RMB
Gross carrying amount
Trade names	61,202	51,563
Student populations	38,380	38,380
Software	87,086	88,670
Customer relationships	5,270	5,270
Cooperative agreements	5,230	5,230
Favorable leases	63,237	63,237
Non-compete agreements	833	833
	261,238	253,183
Less: Accumulated amortization
Trade names	-	-
Student populations	(35,236)	(36,244)
Software	(82,016)	(87,145)
Customer relationships	(2,077)	(3,002)
Cooperative agreements	(2,529)	(2,537)
Favorable leases	(16,913)	(20,028)
Non-compete agreements	(310)	(833)
	(139,081)	(149,789)
Intangible assets, net
Trade names	61,202	51,563
Student populations	3,144	2,136
Software	5,070	1,525
Customer relationships	3,193	2,268
Cooperative agreements	2,701	2,693
Favorable leases	46,324	43,209
Non-compete agreements	523	-
	122,157	103,394

Schedule of estimated amortization expenses of intangible assets for future annual periods
Amount
RMB

2016	5,989
2017	4,429
2018	4,288
2019	4,203
2020	3,465
Thereafter	29,457
Total	51,831